Janus Henderson Developed World Bond Fund
Schedule of Investments (unaudited)
March 31, 2026

	Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.2%
Avoca CLO 32A A1, EURIBOR 3 Month + 1.1700%, 3.1860%, 4/15/39ž,‡	1,530,000	EUR	$1,759,639
Avoca CLO 32A B, EURIBOR 3 Month + 1.6500%, 3.6660%, 4/15/39ž,‡	960,000	EUR	1,100,959
Avoca CLO 33X B, EURIBOR 3 Month + 1.9000%, 3.9360%, 10/15/38‡	1,730,000	EUR	1,991,753
Cairn CLO BV 2023-17A BR, EURIBOR 3 Month + 1.7000%, 3.7260%, 1/18/39ž,‡	2,080,000	EUR	2,378,530
Cairn CLO BV 2024-19A A, EURIBOR 3 Month + 1.3000%, 3.3160%, 4/15/39ž,‡	2,750,000	EUR	3,167,441
Capital Four CLO 7A BR, EURIBOR 3 Month + 1.6500%, 3.7720%, 4/25/39ž,‡	1,950,000	EUR	2,243,937
Cordatus CLO PLC 35A B, EURIBOR 3 Month + 1.7500%, 3.7560%, 8/20/38ž,‡	1,330,000	EUR	1,529,600
Palmer Square European CLO 2021-1A AR, EURIBOR 3 Month + 1.3300%, 3.3460%, 4/15/39ž,‡	2,330,000	EUR	2,690,638
Palmer Square European CLO 2021-1A BR, EURIBOR 3 Month + 1.9500%, 3.9660%, 4/15/39ž,‡	1,230,000	EUR	1,413,737
Penta CLO 2021-2A A1R, EURIBOR 3 Month + 1.1700%, 3.1860%, 4/15/38ž,‡	1,520,000	EUR	1,752,707
Penta CLO 2021-2A BR, EURIBOR 3 Month + 1.6500%, 3.6660%, 4/15/38ž,‡	1,375,000	EUR	1,571,942
Penta CLO 2022-11A BRR, EURIBOR 3 Month + 1.6500%, 3.7897%, 1/17/39ž,‡	2,370,000	EUR	2,733,001
Providus CLO 14A B, EURIBOR 3 Month + 1.6000%, 3.8740%, 4/18/40ž,‡	1,650,000	EUR	1,872,001
Ravensdale Park CLO DAC 1A A, EURIBOR 3 Month + 1.1700%, 3.2000%, 4/26/38ž,‡	910,000	EUR	1,046,112
Ravensdale Park CLO DAC 1A B1, EURIBOR 3 Month + 1.6500%, 3.6800%, 4/26/38ž,‡	780,000	EUR	892,421
RRE Loan Management 18A A2R, EURIBOR 3 Month + 1.6000%, 3.6050%, 4/15/38ž,‡	900,000	EUR	1,035,359
RRE Loan Management 24A A1, EURIBOR 3 Month + 1.1600%, 3.1760%, 4/16/40ž,‡	3,050,000	EUR	3,505,552
Sound Point EURO CLO Funding DAC 14A A, EURIBOR 3 Month + 1.1800%, 3.2060%, 4/20/39ž,‡	3,050,000	EUR	3,507,245
Sound Point EURO CLO Funding DAC 15A A, EURIBOR 3 Month + 1.3300%, 3.3560%, 7/20/39ž,‡	2,630,000	EUR	3,039,515
Sound Point EURO CLO Funding DAC 4A BR, EURIBOR 3 Month + 1.7000%, 3.7160%, 4/15/39ž,‡	880,000	EUR	1,010,066
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31ž	$1,610,000		1,591,473
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40	4,683,839	GBP	6,085,957
Voya Euro CLO 8A A, EURIBOR 3 Month + 1.2800%, 3.2960%, 1/17/39ž,‡	2,750,000	EUR	3,176,663
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $50,692,365)			51,096,248
Bank Loans and Mezzanine Loans – 6.4%
Capital Goods – 0.5%
SGB-SMIT Midco GmbH, EURIBOR 3 Month + 3.7500%, 5.7810%, 3/10/33ƒ,‡	1,010,000	EUR	1,168,221
Syntegon TopCo GmbH, EURIBOR 3 Month + 3.5000%, 5.4810%, 12/29/32ƒ,‡	1,350,000	EUR	1,549,080
			2,717,301
Communications – 0.6%
Speedster Bidco GmbH, EURIBOR 3 Month + 3.2500%, 5.3070%, 12/10/31‡	1,260,000	EUR	1,387,925
Speedster Bidco GmbH, CME Term SOFR 3 Month + 3.0000%, 6.6890%, 12/11/31‡	1,791,011		1,711,544
			3,099,469
Consumer Cyclical – 1.5%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 1.7500%, 5.4496%, 9/30/31‡	4,649,857		4,635,907
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8990%, 9/30/31‡	2,520,000	EUR	2,856,785
			7,492,692
Consumer Non-Cyclical – 1.9%
Financiere Pax SAS, EURIBOR 6 Month + 3.5000%, 5.6350%, 12/31/29‡	2,580,000	EUR	2,923,193
Froneri Lux Finco Sarl, EURIBOR 6 Month + 2.7500%, 4.8990%, 9/30/32‡	1,380,000	EUR	1,567,667
Gategroup Finance International Sarl, EURIBOR 3 Month + 3.5000%, 5.6220%, 6/10/32‡	2,190,000	EUR	2,515,154
Lavender Dutch BorrowerCo BV, EURIBOR 3 Month + 3.5000%, 5.5180%, 12/30/32‡	2,130,000	EUR	2,438,122
			9,444,136
Insurance – 0.4%
KI Knight France Bidco SAS, EURIBOR 3 Month + 3.7500%, 5.8470%, 10/27/32‡	1,660,000	EUR	1,899,001
Materials – 0.4%
Proampac PG Borrower LLC, EURIBOR 3 Month + 4.0000%, 6.0560%, 3/7/33‡	1,560,000	EUR	1,773,588
Technology – 1.1%
Dayforce Inc, CME Term SOFR 3 Month + 3.0000%, 6.6608%, 2/4/33‡	863,000		815,293

	Shares or Principal Amounts		Value
Bank Loans and Mezzanine Loans – (continued)
Technology – (continued)
Leia Finco US LLC, CME Term SOFR 3 Month + 3.2500%, 6.8981%, 10/9/31‡	$1,588,000		$1,516,747
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 3.2500%, 6.9219%, 10/28/30‡	934,646		704,171
Project Alpha Intermediate Holdings Inc, CME Term SOFR 3 Month + 5.0000%, 8.6996%, 5/9/33‡	1,300,000		755,300
Tuple Debtco Ltd, EURIBOR 3 Month + 3.7500%, 5.9060%, 1/28/33‡	1,720,000	EUR	1,890,891
			5,682,402
Total Bank Loans and Mezzanine Loans (cost $33,350,975)			32,108,589
Corporate Bonds – 54.8%
Banking – 5.8%
AIB Group PLC, EURIBOR ICE SWAP Rate + 4.3870%, 7.1250%‡,μ	1,130,000	EUR	1,362,814
Barclays PLC, SONIA Interest Rate Benchmark + 2.0610%, 5.8510%, 3/21/35‡	317,000	GBP	415,644
Barclays PLC, SOFR ICE SWAP Rate 5 Year + 5.7750%, 9.6250%‡,μ	1,259,000		1,373,261
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate 1 Year + 1.4200%, 3.7580%, 4/6/33ž,‡	2,906,000		2,721,509
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,379,012
Deutsche Bank AG, SONIA Interest Rate Benchmark + 1.1400%, 5.0000%, 2/26/29‡	1,100,000	GBP	1,445,977
Deutsche Bank AG, EURIBOR 3 Month + 1.5000%, 4.1250%, 4/4/30‡	1,700,000	EUR	1,983,969
JPMorgan Chase & Co, SOFR + 1.3400%, 4.9460%, 10/22/35‡	2,987,000		2,954,237
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.4360%, 7.5000%‡,μ	1,103,000	GBP	1,450,644
Lloyds Banking Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 5.1430%, 8.5000%‡,μ	1,836,000	GBP	2,521,338
Natwest Group PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.9710%, 7.6250%‡,μ	800,000	GBP	1,047,476
Societe Generale SA, EURIBOR 3 Month + 1.5000%, 4.7500%, 9/28/29‡	1,600,000	EUR	1,902,464
Societe Generale SA, EURIBOR 3 Month + 1.8000%, 4.2500%, 12/6/30‡	1,000,000	EUR	1,173,802
UBS Group AG, EURIBOR ICE SWAP Rate + 1.7500%, 4.1250%, 6/9/33‡	4,180,000	EUR	4,879,354
UBS Group AG, 5.9590%, 1/12/34ž	1,183,000		1,234,245
UBS Group AG, US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500%ž,‡,μ	1,268,000		1,351,466
			29,197,212
Basic Industry – 1.9%
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%, 5.2790%, 2/5/31ž,‡	1,510,000	EUR	1,710,947
Mondi Finance PLC, 3.7500%, 5/31/32	2,439,000	EUR	2,772,187
Qnity Electronics Inc, 5.7500%, 8/15/32ž	494,000		494,588
SIG Combibloc PurchaseCO Sarl, 3.7500%, 3/19/30	1,920,000	EUR	2,189,940
Verde Purchaser LLC, 10.5000%, 11/30/30ž	2,237,000		2,324,798
			9,492,460
Brokerage – 2.0%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	6,267,000		5,265,075
LPL Holdings Inc, 6.0000%, 5/20/34	1,881,000		1,918,529
Nasdaq Inc, 5.3500%, 6/28/28	773,000		788,835
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,319,663
Nasdaq Inc, 5.5500%, 2/15/34	744,000		765,339
			10,057,441
Capital Goods – 1.2%
Berry Global Inc, 5.6500%, 1/15/34	1,132,000		1,157,725
ESAB Corp, 5.6250%, 4/1/31ž	885,000		891,204
United Rentals (North America) Inc, 5.3750%, 11/15/33ž	2,511,000		2,441,645
Vertiv Group Corp, 4.1250%, 11/15/28ž	1,796,000		1,768,659
			6,259,233
Commercial Services – 0.5%
Albion Financing 1 Sarl / Aggreko Holdings Inc, 5.3750%, 5/21/30	1,083,000	EUR	1,254,380
Albion Financing 1 Sarl / Aggreko Holdings Inc, 7.0000%, 5/21/30ž	1,108,000		1,132,417
			2,386,797
Communications – 9.5%
AT&T Inc, 4.5000%, 5/15/35	1,728,000		1,637,908
British Telecommunications PLC, 6.3750%, 6/23/37	1,862,000	GBP	2,515,895
Cellnex Finance Co SA, 3.0000%, 1/19/31	800,000	EUR	889,601
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	1,178,000		1,228,813
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5500%, 6/1/34	3,890,000		4,038,418
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,981,305
Meta Platforms Inc, 4.7500%, 8/15/34	3,173,000		3,138,460
Odido Holding BV, 3.7500%, 1/15/29	991,000	EUR	1,115,183
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,907,729

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
Orange SA, 4.7500%, 1/13/33ž	$1,030,000		$1,018,487
Orange SA, 5.0000%, 1/13/36ž	2,434,000		2,390,742
Pinewood Finco PLC, 6.0000%, 3/27/30	1,010,000	GBP	1,304,022
Sunrise Finco I BV, 4.6250%, 5/15/32	2,260,000	EUR	2,552,023
Telefonica Emisiones SA, EURIBOR ICE SWAP Rate + 1.8410%, 4.3810%‡,μ	200,000	EUR	223,257
T-Mobile USA Inc, 3.8750%, 4/15/30	1,591,000		1,549,429
T-Mobile USA Inc, 3.1500%, 2/11/32	2,360,000	EUR	2,644,687
United Group BV, 6.2500%, 1/31/32ž	990,000	EUR	1,110,061
United Group BV, EURIBOR 3 Month + 3.2500%, 5.2340%, 1/31/33ž,‡	3,040,000	EUR	3,454,612
Virgin Media 02 Vendor Financing Notes DAC, 7.8750%, 3/15/32	2,450,000	GBP	2,872,105
Vodafone Group PLC, EURIBOR ICE SWAP Rate + 1.8350%, 4.1250%, 9/13/55‡	1,600,000	EUR	1,785,283
VZ Secured Financing BV, 7.5000%, 1/15/33ž	1,190,000		1,121,699
Ziggo Bond Co BV, 6.1250%, 11/15/32	1,268,000	EUR	1,243,637
			47,723,356
Consumer Cyclical – 8.9%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30ž	2,946,000		2,769,020
Aegis Lux 1A Sarl, 5.6250%, 10/29/31ž	3,090,000	EUR	3,525,220
Allied Universal Holdco LLC / Allied Universal Finance Corp, 6.8750%, 6/15/30ž	2,014,000		2,041,556
Amazon.com Inc, 4.5500%, 3/13/33	1,293,000		1,280,555
Amazon.com Inc, 4.8750%, 3/13/36	991,000		981,968
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp, 4.6250%, 6/1/28ž	1,362,000		1,330,695
Belron UK Finance PLC, 4.6250%, 10/15/29	2,173,000	EUR	2,514,589
Carnival PLC, 4.1250%, 7/15/31	1,434,000	EUR	1,613,582
Deuce Finco PLC, 7.0000%, 11/20/31ž	2,520,000	GBP	3,284,020
Deuce Finco PLC, EURIBOR 3 Month + 3.5000%, 5.6500%, 11/22/32ž,‡	1,210,000	EUR	1,394,991
Garda World Security Corp, 8.3750%, 11/15/32ž	1,900,000		1,901,290
Garda World Security Corp, 6.0000%, 6/1/29ž,#	640,000		609,168
Garda World Security Corp, 6.5000%, 1/15/31ž	858,000		869,889
Pinnacle Bidco PLC, 8.2500%, 10/11/28	1,800,000	EUR	2,147,478
Pinnacle Bidco PLC, 10.0000%, 10/11/28	569,000	GBP	780,896
Rentokil Initial PLC, 5.0000%, 6/27/32	1,955,000	GBP	2,504,724
Rentokil Terminix LLC, 5.0000%, 4/28/30ž	1,796,000		1,803,133
Service Corp International/US, 4.0000%, 5/15/31	5,903,000		5,503,180
Service Corp International/US, 5.7500%, 10/15/32	1,732,000		1,728,668
Verisure Holding AB, 5.5000%, 5/15/30	4,095,000	EUR	4,830,049
Yum! Brands Inc, 5.3750%, 4/1/32	1,375,000		1,364,040
			44,778,711
Consumer Non-Cyclical – 10.4%
AbbVie Inc, 4.7500%, 3/15/36	2,770,000		2,717,699
Coty Inc, 4.5000%, 5/15/27	1,271,000	EUR	1,470,193
Danone SA, 5.3250%, 10/1/32	800,000	GBP	1,059,064
Danone SA, 3.4380%, 4/7/33	1,900,000	EUR	2,164,924
Froneri Lux Finco Sarl, 4.7500%, 8/1/32	939,000	EUR	1,025,106
Gruppo San Donato SpA, 6.5000%, 10/31/31ž	2,900,000	EUR	3,250,971
Haleon Netherlands Capital BV, 2.1250%, 3/29/34	2,573,000	EUR	2,619,299
HCA Inc, 5.6000%, 4/1/34	891,000		909,927
HCA Inc, 5.7500%, 3/1/35	2,104,000		2,163,234
IQVIA Inc, 5.0000%, 5/15/27ž	2,747,000		2,736,615
J Sainsbury PLC, 5.6250%, 1/29/35	1,428,000	GBP	1,844,841
Lonza Finance International NV, 3.8750%, 4/24/36	1,810,000	EUR	2,047,173
Mars Inc, 5.2000%, 3/1/35ž	1,109,000		1,119,559
Mondelez International Inc, 4.7500%, 8/28/34	1,099,000		1,074,844
Mozart Debt Merger Sub Inc, 3.8750%, 4/1/29ž	2,872,000		2,778,263
Novartis Capital Corp, 4.9000%, 3/18/36	1,287,000		1,283,921
Opal Bidco SAS, 5.5000%, 3/31/32	1,378,000	EUR	1,554,376
PepsiCo Inc, 1.1250%, 3/18/31	2,544,000	EUR	2,637,280
Post Holdings Inc, 6.3750%, 3/1/33ž	1,540,000		1,517,120
Rossini Sarl, 6.7500%, 12/31/29	1,354,000	EUR	1,608,250
Solventum Corp, 5.6000%, 3/23/34	3,070,000		3,138,493
Tesco Corporate Treasury Services, 0.3750%, 7/27/29	1,789,000	EUR	1,874,300
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	967,000	GBP	1,161,870
Tesco Corporate Treasury Services, 5.1250%, 5/22/34	2,031,000	GBP	2,552,092
Tesco PLC, 6.1500%, 11/15/37ž,#	903,000		921,454
Teva Pharmaceutical Finance Netherlands II BV, 4.1250%, 6/1/31	2,020,000	EUR	2,301,457
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	504,000		510,396
Teva Pharmaceutical Industries Ltd, 4.3750%, 5/9/30	1,879,000	EUR	2,170,420
			52,213,141

	Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – 0.3%
EDP SA, EURIBOR ICE SWAP Rate + 1.9230%, 4.3750%, 12/2/55‡	1,500,000	EUR	$1,665,773
Insurance – 3.3%
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.3000%, 6.1250%, 9/14/54‡	2,390,000	GBP	3,123,737
Aviva PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,563,889
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	2,061,891
BUPA Finance PLC, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,μ	4,705,000	GBP	5,083,949
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 7.2500%, 2/15/31ž	$1,695,000		1,709,274
Unipol Assicurazioni SpA, EURIBOR ICE SWAP Rate + 3.2410%, 6.0000%‡,μ	2,020,000	EUR	2,264,698
			16,807,438
Technology – 8.4%
Almaviva - The Italian Innovation Co SpA, 5.0000%, 10/30/30	438,000	EUR	479,688
Alphabet Inc, 4.6250%, 11/13/32	3,075,000	GBP	3,948,604
Alphabet Inc, 5.5000%, 11/13/41	2,490,000	GBP	3,135,364
Atlassian Corp, 5.2500%, 5/15/29	1,683,000		1,693,109
Atlassian Corp, 5.5000%, 5/15/34	1,724,000		1,688,204
Ciena Corp, 4.0000%, 1/31/30ž	1,724,000		1,639,643
CoreWeave Inc, 9.2500%, 6/1/30ž	1,123,000		1,091,174
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	1,749,000		1,663,696
Dell International LLC / EMC Corp, 5.4000%, 4/15/34	779,000		786,012
Intel Corp, 4.0000%, 8/5/29	2,757,000		2,710,739
ION Platform Finance US Inc, 7.8750%, 9/30/32ž	2,880,000		2,229,194
Iron Mountain Inc, 4.7500%, 1/15/34ž	2,407,000	EUR	2,588,471
Kioxia Holdings Corp, 6.6250%, 7/24/33ž	2,193,000		2,254,020
MKS Inc, 4.2500%, 2/15/34ž	2,420,000	EUR	2,672,066
MSCI Inc, 4.0000%, 11/15/29ž	2,026,000		1,967,872
NVIDIA Corp, 2.0000%, 6/15/31	719,000		644,024
Oracle Corp, 5.2000%, 9/26/35	943,000		884,529
Oracle Corp, 5.7000%, 2/4/36	772,000		742,269
Oracle Corp, 6.5500%, 2/4/46	1,408,000		1,313,602
Synopsys Inc, 5.1500%, 4/1/35	2,189,000		2,193,186
TeamSystem SpA, EURIBOR 3 Month + 3.2500%, 5.2660%, 7/1/32‡	1,499,000	EUR	1,628,385
VMware Inc, 2.2000%, 8/15/31	4,877,000		4,280,624
			42,234,475
Transportation – 0.3%
Heathrow Funding Ltd, 5.6250%, 2/5/34	1,180,000	GBP	1,497,548
Utilities – 2.3%
Anglian Water Osprey Financing PLC, 6.7500%, 8/27/31	1,885,000	GBP	2,516,157
SW Finance I PLC, 7.7500%, 10/31/31	1,829,000	GBP	2,527,263
United Utilities Water Finance PLC, 5.7500%, 6/26/36	2,034,000	GBP	2,615,342
Veolia Environnement SA, EURIBOR ICE SWAP Rate + 1.8370%, 4.3220%‡,μ	1,200,000	EUR	1,345,229
Yorkshire Water Finance PLC, 6.3750%, 11/18/34	1,886,000	GBP	2,515,481
			11,519,472
Total Corporate Bonds (cost $282,761,501)			275,833,057
Foreign Government Bonds – 12.0%
Federal Republic of Germany Bond, 2.2000%, 10/10/30	8,563,773	EUR	9,683,928
Kingdom of Spain Government Bond, 3.1500%, 4/30/35ž	4,946,000	EUR	5,597,935
Kingdom of Spain Government Bond, 3.2000%, 10/31/35ž	7,046,000	EUR	7,969,566
New Zealand Government Bond, 3.0000%, 4/20/29	30,331,000	NZD	17,000,657
Swiss Confederation Government Bond, 0.5000%, 5/27/30	4,914,000	CHF	6,242,907
Swiss Confederation Government Bond, 0.2500%, 6/23/35	11,237,000	CHF	13,941,611
Total Foreign Government Bonds (cost $63,300,651)			60,436,604
Mortgage-Backed Securities – 11.4%
Fannie Mae Pool:
CB8129, 5.0000%, 3/1/54	5,300,762		5,260,367
FS9509, 5.5000%, 11/1/54	5,647,367		5,757,282
20550101, 5.5000%, 1/1/55	4,403,090		4,495,144
20550501, 5.5000%, 5/1/55	9,905,554		10,125,841
20551101, 5.5000%, 11/1/55	8,275,831		8,459,875
20560101, 5.5000%, 1/1/56	11,165,305		11,400,248
20560201, 5.0000%, 2/1/56	5,562,003		5,548,824
			51,047,581

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool:
RJ1763, 5.0000%, 6/1/54	$4,061,965	$4,031,010
RJ2155, 5.0000%, 10/1/54	2,215,271	2,198,389
		6,229,399
Total Mortgage-Backed Securities (cost $57,448,607)		57,276,980
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº,£ (cost $6,159,438)	6,159,438	6,159,438
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº,£	1,276,820	1,276,820
Time Deposits – 0.1%
Royal Bank of Canada, 3.6500%, 4/1/26	$319,205	319,205
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,596,025)		1,596,025
Total Investments (total cost $495,309,562) – 96.3%		484,506,941
Cash, Receivables and Other Assets, net of Liabilities – 3.7%		18,632,311
Net Assets – 100%		$503,139,252

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$194,184,538	40.1%
United Kingdom	73,035,755	15.1
Ireland	37,788,280	7.8
Switzerland	34,401,850	7.1
France	20,415,818	4.2
Spain	17,603,552	3.6
Germany	17,381,564	3.6
New Zealand	17,000,657	3.5
Netherlands	12,571,185	2.6
Luxembourg	12,097,004	2.5
Italy	10,942,939	2.3
Supranational	9,865,457	2.0
Canada	6,149,367	1.3
Israel	4,982,273	1.0
Sweden	4,830,049	1.0
Slovenia	4,564,673	0.9
Austria	2,772,187	0.6
Japan	2,254,020	0.5
Portugal	1,665,773	0.3
Total	$484,506,941	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$19,333,340	$242,865,459	$(256,038,357)	$(1,004)	$-	$6,159,438	6,159,438	$717,469
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	161,868	18,025,017	(16,910,065)	-	-	1,276,820	1,276,820	21,038 ∆
Total Affiliated Investments - 1.4%
	$19,495,208	$260,890,476	$(272,948,422)	$(1,004)	$-	$7,436,258	7,436,258	$738,507

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	4/28/26	(483,754)	$326,660	$(6,913)
Australian Dollar	5/26/26	(2,000,671)	1,413,764	34,764
Australian Dollar	6/24/26	(228,848)	162,412	4,757
British Pound	4/28/26	6,164,450	(8,301,161)	(143,535)
British Pound	4/28/26	(13,344,548)	18,047,358	388,065
British Pound	5/26/26	7,979,549	(10,669,541)	(110,766)
British Pound	5/26/26	(34,219,699)	46,368,423	1,087,914
British Pound	6/24/26	1,281,150	(1,706,264)	(11,290)
British Pound	6/24/26	217,000	(286,348)	746
British Pound	6/24/26	(17,639,964)	23,519,329	181,444
British Pound	6/24/26	(30,780)	40,577	(145)
Euro	4/28/26	21,830,264	(25,972,443)	(707,522)
Euro	4/28/26	(85,541,705)	100,719,481	1,719,098
Euro	5/26/26	30,707,853	(35,854,734)	(274,449)
Euro	5/26/26	3,638,759	(4,192,190)	23,932
Euro	5/26/26	(82,016,248)	97,362,979	2,333,172
Euro	5/26/26	(1,536,600)	1,763,298	(17,115)
Euro	6/24/26	6,410,340	(7,458,667)	(22,021)
Euro	6/24/26	3,969,355	(4,590,790)	14,065
Euro	6/24/26	(11,178)	12,995	28
Euro	6/24/26	(65,397,042)	75,759,238	(107,977)
New Zealand Dollar	4/28/26	12,745,837	(7,713,620)	(385,388)
New Zealand Dollar	4/28/26	(15,504,988)	9,097,054	182,444
New Zealand Dollar	5/26/26	(25,764,080)	15,515,677	688,059
New Zealand Dollar	6/24/26	(943,183)	554,815	11,458
Swiss Franc	4/28/26	(8,790,782)	11,219,160	185,960
Swiss Franc	5/26/26	(3,744,746)	4,901,728	188,507
Swiss Franc	6/24/26	(3,726,486)	4,789,392	84,322
Total				$5,341,614

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
Ultra 10-Year Treasury Note	43	6/30/26	$4,881,172	$(36,501)
Futures Short:
10-Year Long Gilt	57	6/30/26	(6,622,328)	102,015
Total				$65,514

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Crossover Index, Fixed Rate of 5.00%, Paid Quarterly	12/20/30	(3,100,000)	EUR	$(299,626)	$33,677	$(265,949)

Schedule of Centrally Cleared Credit Default Swaps - Sell Protection(1)
Reference Asset Type/ Reference Asset	S&P Credit Rating	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
Credit Default Swap Index
CDX.NA.HY.45, Fixed Rate of 5.00%, Paid Quarterly(3)	NR	12/20/30	8,142,750	USD	$576,633	$(135,530)	$441,103

(1)
If a credit event occurs, the seller of protection will pay a net settlement amount equal to the notional amount of the swap less the recovery value of the reference asset from related offsetting purchase protection.

(2)	If a credit event occurs, the notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection.
(3)
For those index credit default swaps entered into by the Fund to sell protection, "Variation Margin" serves as an indicator of the current status of payment and performance risk and represents the likelihood of an expected gain or loss should the notional amount of the swap be closed or sold at period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference asset's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2026
Credit default swaps:
Average notional amount - buy protection	$310,000
Average notional amount - sell protection	29,792,325
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	91,504,935
Average amounts sold - in USD	414,727,383
Futures contracts:
Average notional amount of contracts - long	27,360,304
Average notional amount of contracts - short	5,402,742

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
ULC	Unlimited Liability Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2026 is
$129,757,796, which represents 25.8% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2026.
#	Loaned security; a portion of the security is on loan at March 31, 2026.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$51,096,248	$-
Bank Loans and Mezzanine Loans	-	32,108,589	-
Corporate Bonds	-	275,833,057	-
Foreign Government Bonds	-	60,436,604	-
Mortgage-Backed Securities	-	57,276,980	-
Investment Companies	-	6,159,438	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,596,025	-
Total Investments in Securities	$-	$484,506,941	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	7,128,735	-
Futures Contracts	102,015	-	-
Centrally Cleared Swaps	-	33,677	-
Total Assets	$102,015	$491,669,353	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,787,121	$-
Futures Contracts	36,501	-	-
Centrally Cleared Swaps	-	135,530	-
Total Liabilities	$36,501	$1,922,651	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70259 05-26